Income Taxes - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 119.2	$ 113.7
Operating loss carryforwards subject to expiration	35.7
Operating loss carryforwards not subject to expiration	83.5
State and local
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 71.9	$ 29.1